Leases (Details - Operating lease right of use asset and liabilities) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Leases
Operating lease right-of-use assets, net	$ 37,658	$ 108,270
Lease liabilities, current portion	20,534	106,706
Lease liabilities, less current portion	$ 0	$ 8,114